Pensions and other post-retirement benefits - Sensitivity analysis and actuarial assumptions (Details) $ in Millions	Dec. 31, 2025 USD ($)
United Kingdom | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2026, Increase	$ (186)
Effect on pension and other post-retirement benefit expense in 2026, Decrease	168
Effect on pension and other post-retirement benefit obligation at 31, December 2025, Increase	(1,803)
Effect on pension and other post-retirement benefit obligation at 31 December 2025, Decrease	2,185
United Kingdom | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2026, Increase	90
Effect on pension and other post-retirement benefit expense in 2026, Decrease	(82)
Effect on pension and other post-retirement benefit obligation at 31, December 2025, Increase	1,613
Effect on pension and other post-retirement benefit obligation at 31 December 2025, Decrease	(1,464)
US | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2026, Increase	(44)
Effect on pension and other post-retirement benefit expense in 2026, Decrease	46
Effect on pension and other post-retirement benefit obligation at 31, December 2025, Increase	(465)
Effect on pension and other post-retirement benefit obligation at 31 December 2025, Decrease	614
US | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2026, Increase	8
Effect on pension and other post-retirement benefit expense in 2026, Decrease	(6)
Effect on pension and other post-retirement benefit obligation at 31, December 2025, Increase	39
Effect on pension and other post-retirement benefit obligation at 31 December 2025, Decrease	(33)
Eurozone | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2026, Increase	(2)
Effect on pension and other post-retirement benefit expense in 2026, Decrease	(5)
Effect on pension and other post-retirement benefit obligation at 31, December 2025, Increase	(497)
Effect on pension and other post-retirement benefit obligation at 31 December 2025, Decrease	604
Eurozone | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2026, Increase	22
Effect on pension and other post-retirement benefit expense in 2026, Decrease	(20)
Effect on pension and other post-retirement benefit obligation at 31, December 2025, Increase	480
Effect on pension and other post-retirement benefit obligation at 31 December 2025, Decrease	$ (414)